ACQUISITIONS (Details 4) (Besure, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2010	Nov. 30, 2010	Oct. 01, 2010	Oct. 01, 2010 Customer base	Oct. 01, 2010 Trade name
ACQUISITIONS
Cash consideration paid		$ 2,500
Fair value of contingent consideration			2,233
Intangible assets acquired:
Intangible assets acquired				460	810
Goodwill			3,463
Total			4,733
Total consideration			4,733
Estimated useful life
Estimated useful life				3 years 3 months	5 years
Pro forma financial information
Net revenues	151,619
Net income	$ 13,533
Net income per share
Basic (in dollars per share)	$ 0.42
Diluted (in dollars per share)	$ 0.37